8. Intangible Assets, net (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 0	$ 16,521	$ 9,025	$ 0
Impairment loss			(47,975)	$ 0
AVX Assets [Member]
Impairment loss			$ 47,975